Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000222147
Shareholder Report [Line Items]
Fund Name	CCT Thematic Equity Fund
Class Name	Institutional Shares
Trading Symbol	THMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the CCT Thematic Equity Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/chevychase/. You can also request this information by contacting us at 888-228-0002.
Additional Information Phone Number	888-228-0002
Additional Information Website	https://funddocs.filepoint.com/chevychase/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCT Thematic Equity Fund, Institutional Shares	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 75,316,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 87
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,316	46	$87	7%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Netherlands	1.3%
Belgium	1.4%
Israel	1.6%
Hong Kong	1.8%
Sweden	1.9%
Canada	3.0%
France	4.0%
United Kingdom	4.7%
Spain	4.9%
Japan	6.2%
Switzerland	6.7%
United States	58.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Amazon.com	3.8%
Goldman Sachs Group	3.2%
ABB ADR	3.1%
Franco-Nevada	3.0%
Cadence Design Systems	3.0%
Shell PLC ADR	3.0%
Cognex	2.9%
Natera	2.8%
NVIDIA	2.7%
Illumina	2.5%

Updated Prospectus Phone Number	888-228-0002
Updated Prospectus Web Address	https://funddocs.filepoint.com/chevychase/